Partnership Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(1)      Partnership Organization

Energy 11, L.P. (the “Partnership”) was formed as a Delaware limited partnership. The initial capitalization of the Partnership of $1,000 occurred on July 9, 2013. The Partnership is offering common units of limited partner interest (the “Units”) on a “best efforts” basis with the intention of raising up to $2,000,000,000 of capital, consisting of 100,263,158 Units. The Partnership’s offering was declared effective by the Securities and Exchange Commission on January 22, 2015.  Upon raising a minimum of $25,000,000, the holders of the Units will be admitted and the Partnership will commence operations.

The Partnership’s primary investment objectives are to (i) acquire producing and non-producing oil and gas properties with development potential, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the Units, (iii) engage in a liquidity transaction after five – seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the Units on a national securities exchange, and (iv) permit holders of Units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the Units primarily will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties.

The general partner of the Partnership is Energy 11 GP, LLC (the “General Partner”). The organizational limited partner is DMOG, LLC (wholly owned by one of the members of the General Partner). The General Partner manages and controls the business affairs of the Partnership. Pursuant to the terms of a management agreement, the Partnership plans to engage E11 Management, LLC (the “Manager”), to provide management and operating services regarding substantially all aspects of the Partnership’s operations. David Lerner Associates, Inc. (the “Managing Dealer”), will act as the dealer manager for the offering of the Units.

The Partnership’s fiscal year ends on December 31.

(1)      Partnership Organization

Energy 11, L.P. (the “Partnership”) was formed as a Delaware limited partnership. The initial capitalization of the Partnership of $1,000 occurred on July 9, 2013. The Partnership is offering common units of limited partner interest (the “Units”) on a “best efforts” basis with the intention of raising up to $2,000,000,000 of capital, consisting of 100,263,158 Units. The Company’s offering was declared effective by the Securities and Exchange Commission on January 22, 2015.  Upon raising a minimum of $25,000,000, the holders of the Units will be admitted and the Partnership will commence operations.

The Partnership’s primary investment objectives are to (i) acquire producing and non-producing oil and gas properties with development potential, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the Units, (iii) engage in a liquidity transaction after five – seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the Units on a national securities exchange, and (iv) permit holders of Units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the Units primarily will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties.

The general partner of the Partnership is Energy 11 GP, LLC (the “General Partner”). The organizational limited partner is DMOG, LLC (wholly owned by one of the members of the General Partner). The General Partner manages and controls the business affairs of the Partnership. Pursuant to the terms of a management agreement, the Partnership plans to engage a manager, to provide management and operating services regarding substantially all aspects of the Partnership’s operations. David Lerner Associates, Inc. (the “Managing Dealer”), will act as the dealer manager for the offering of the Units.

The Partnership’s fiscal year ends on December 31.